Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2022	Jun. 30, 2021
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held	772,589	746,085
Directors | Boipelo Lekubo
Disclosure of transactions between related parties [line items]
Number of shares held	15,988	3,581
Directors | Andre Wilkens
Disclosure of transactions between related parties [line items]
Number of shares held	101,301	101,301
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held	14,875	3,319
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	110,207	198,622
Prescribed officers | Beyers Nel | Previously Reported
Disclosure of transactions between related parties [line items]
Number of shares held		216,175
Prescribed officers | Phillip Tobias
Disclosure of transactions between related parties [line items]
Number of shares held		321,084
Prescribed officers | Phillip Tobias | Previously Reported
Disclosure of transactions between related parties [line items]
Number of shares held		347,462
Prescribed officers | Marian van der Walt
Disclosure of transactions between related parties [line items]
Number of shares held	100,000	159,438
Prescribed officers | Marian van der Walt | Previously Reported
Disclosure of transactions between related parties [line items]
Number of shares held		139,356
Prescribed officers | Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Number of shares held	7,966
Prescribed officers | Johannes Van Heerden
Disclosure of transactions between related parties [line items]
Number of shares held	30,734	6,156
Prescribed officers | Johannes Van Heerden | Previously Reported
Disclosure of transactions between related parties [line items]
Number of shares held		166,156